Debt	9 Months Ended
Sep. 30, 2025
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2025, published in the Official Gazette of the Federation on December 19, 2024, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps.143,403,700 and an external net debt up to U.S.$5,512,700. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the fiscal year of 2025.
During the period from January 1 to September 30, 2025, PEMEX participated in the following outstanding financing activities:
•On January 22, 2025, Petróleos Mexicanos issued U.S.$400,000, bearing interest at a floating rate linked to 30-day SOFR plus a margin of 350 basis points due March 2026.

•On February 7, 2025, Petróleos Mexicanos issued U.S.$1,487,457, bearing interest at a floating rate linked to 30-day SOFR plus a margin of 350 basis points due May 2026.

•On February 10, 2025, Petróleos Mexicanos entered into a Ps.5,000,000 credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 350 basis points, maturing in February 2027. The credit agreement is fully drawn.

•On February 21, 2025, Petróleos Mexicanos drew U.S.$1,000,000, from a credit facility bearing interest at a floating rate linked to 90-day compounded SOFR plus a margin of 350 basis points, maturing in June 2026.

•On March 11, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in October 2025.

•On March 14, 2025, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 182-day TIIE plus a margin of 500 basis points, maturing in March 2027. The credit agreement is fully available.

•On March 25, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in November 2025.

•On March 26, 2025, Petróleos Mexicanos entered into a Ps.5,972,676, credit facility in two tranches: the first one of Ps.2,986,338 bearing interest at a floating rate linked to 182-day TIIE plus a margin of 375 basis points, maturing in March 2026, and the second of Ps.2,986,338 bearing interest at a floating rate linked to 182-day TIIE plus a margin of 200 basis points, maturing in March 2026.

•On August 18, 2025, Petróleos Mexicanos entered into a securities lending transaction with a Luxembourg special purpose vehicle, Eagle Funding LuxCo S.à r.l., acting in respect of its compartment “EFL Compartment I” (“EFL I”). Petróleos Mexicanos received U.S. Treasury Securities (the “Eligible Assets”) in exchange for a fee payable to EFL I. Petróleos Mexicanos then entered into a 5-year repurchase transaction with three international financial banks pursuant to which it sold the Eligible Assets for approximately U.S.$11,354,374 (Ps.213,617,793). Pursuant to the repurchase transaction, Petróleos Mexicanos is required to repurchase the Eligible Assets in 10 semi-annual instalments starting in 2026 and ending in 2030, and will receive a corresponding amount of Eligible Assets upon each instalment payment, which Petróleos Mexicanos will in turn deliver (or cause the international financial banks to deliver) to EFL I pursuant to the terms of the securities lending transaction. In addition, Petróleos Mexicanos will pay a price differential to the participating banks semi-annually (until maturity of the repurchase transaction), net of any income such banks receive pursuant to the Eligible Assets. Petróleos Mexicanos does not have control and does not retain substantially all the risks and rewards of the Eligible Assets, accordingly Petróleos Mexicanos will not recognize assets or liabilities from the lending transaction, and will recognize cash received from the repurchase transaction as debt.

As of September 30, 2025, PEMEX had U.S.$5,738,000 and Ps.20,500,000 in credit lines in order to provide liquidity of which U.S.$4,178,000 and Ps.20,500,000 were available.

As of December 31, 2024, the outstanding amount under PMI Trading's revolving credit line was U.S.$206,314. From January 1 to September 30, 2025, PMI Trading obtained and repaid U.S.$540,000 from its revolving credit line. As of
September 30, 2025, the outstanding amount under this revolving credit line was U.S.$206,314 and the available amount was U.S.$23,686.

The following table presents the roll-forward of total debt of PEMEX for each of the nine-month periods ended September 30, 2025 and 2024, which includes short and long-term debt:

	2025 (1)		2024 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,978,772,255	Ps.	1,794,470,357
Loans obtained - financing institutions	817,316,948		802,721,233
Debt payments	(795,941,218)		(904,734,885)
Accrued interest (2)(3)	116,473,577		117,720,180
Interest (paid)	(125,101,327)		(121,804,035)
Foreign exchange	(148,046,296)		221,704,153
At the end of the period	Ps.	1,843,473,939	Ps.	1,910,077,003
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2025, includes Ps. 967,858 of premiums and awards amortizations; Ps. (539,553) of fees and expenses related to the issuance of debt and amortized cost of Ps. 397,933.
(3)During 2024, includes Ps. 372,828 of premiums and awards amortizations; Ps. (1,494,781) of fees and expenses related to the issuance of debt and amortized cost of Ps. 1,852,912.

As of September 30, 2025 and 2024, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2025	2024
U.S. dollar	18.3825	19.6290
Japanese yen	0.1229	0.1357
Pounds sterling	24.6399	26.3421
Euro	21.5075	21.9472
Swiss francs	23.0386	23.2049
UDI	8.550668	8.247167